Restricted Cash - Summary of Restricted Cash (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 3,448,150	$ 49,857	₨ 2,736,495
Restricted cash — current	2,167,827	31,345	2,406,569	₨ 3,629,037
Restricted cash — non-current	1,280,323	18,512	329,926	₨ 1,383,416
Bank Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	2,167,827	31,345	2,406,569
Term Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 1,280,323	$ 18,512	₨ 329,926